LAND USE RIGHT	12 Months Ended
Dec. 31, 2011
LAND USE RIGHT
9.	LAND USE RIGHT

Land use right as of December 31, 2011 and 2010 consist of the following:

	2011	2010

Land use right, net	$13,807,056	$13,455,218

Land use right represents the value of land approved to the Company for industrial production purpose by the local government in Zhengzhou, People's Republic of China. The right will expire between June 30, 2053 to June 30, 2054 for the land with 58.6 acres (351.61 Chinese mu) and 50 acres (300 Chinese mu) respectively. Land use right payable for the 58.6 acres as of December 31, 2011 and 2010 was $1,404,926 and $10,203,404 respectively.

Buildings of staff accommodation and the R & D center are located on the land with 50 acres (300 Chinese mu). Payment of the land use right for the 50 acres was fully settled in 2009.

The Company acquired the land use right of 58.6 acres (351.61 Chinese mu) in February 2010. Although there is no payment schedule to settle the outstanding amount of $1,404,926 until the Company receives notification from the local government, the Company expects to fully settle the outstanding amount within 12 months.

Land use right is amortized using the straight-line method over the lease term of 43 to 50 years. The amortization expense for the years ended December 31, 2011, 2010 and 2009 were $322,638, $259,438 and $30,827 respectively. The total future amortization is as follows:

December 31,
2012	$330,458
2013	330,458
2014	330,458
2015	330,458
2016	330,458
Over 5 years	12,154,766
$13,807,056

Deposits
LAND USE RIGHT
10.	DEPOSIT ON ACQUISITION OF FUTURE LAND USE RIGHT

Deposit on acquisition of future land use right as of December 31, 2011 and 2010 consist of the following:

	2011	2010

Deposit on acquisition of future land use right	$12,710,719	$2,143,939

The Company’s related party, Zhengzhou No. 2 Iron and Steel Company Limited ("Zhengzhou Company") owns a land use right with total 24.94 acres (151.4 Chinese mu). The Company's subsidiary, Henan Green, currently leases a part of the land use rights for 6.69 acres (40.60 Chinese mu) from Zhengzhou Company which was the former owner of Henan Green. The Company's existing production lines and warehouses are located on this parcel of land. For operation risk mitigation purpose, the Company has started the process of transferring the title of the land use right for the 24.94 acres (151.4 Chinese mu) from Zhengzhou Company.

To facilitate Zhengzhou Company's negotiation with local regulatory authorities on the transfer and in anticipation of the upfront payments associated with the transaction. On May 9, 2011, the Company passed a resolution to purchase the land use right from Zhengzhou Company with a total estimated consideration of $19.6 million. The final transfer price is to be further determined based on market-based valuation of the land value and calculation of associated value-added tax. As of December 31, 2011, the Company prepaid $12,710,719 to Zhengzhou Company. The remaining balance $6.9 million plus applicable taxes estimated at $242,300 will be paid after the transfer of title of land use right is completed.

No amortization has been provided for deposit on acquisition of future land use right as the application on transfer of the title of land use right has not been completed as of December 31, 2011. When title is transferred the annual amortization is estimated at $431,000 (RMB 2,711,000) per year.